SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Emerging Growth Fund  (the “Fund”)
At a meeting held May 28-30, 2024, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invests 100% of its assets in the Allspring Emerging Growth Portfolio. On or about September 13, 2024, the Fund will begin to invest substantially all of its assets directly in a portfolio of securities. As a result of this change, all references to the “master portfolio” or Emerging Growth Portfolio, as applicable, are hereby removed or replaced with references to the Fund throughout the prospectuses, summary prospectuses and statement of additional information. In addition, the following specific changes are made:
Prospectus
I. Expense Cap Changes
Effective on or around June 3, 2024, the expense caps of the Fund will be lowered to 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 0.80% for Class R6.
II. Portfolio Management
Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as portfolio manager of the Funds until July 26, 2024. After that date, all references to Thomas  C. Ognar, CFA in the Fund’s prospectuses and statement of additional information are hereby removed.
Effective immediately, Michael T. Smith, CFA and Christopher J. Warner, CFA, are added as a portfolio managers to the Fund. Accordingly, the table in the section entitled “Fund Summary – Fund Management” is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title / Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments, LLC
Robert Gruendyke, CFA, Portfolio Manager / 2020
David Nazaret, CFA, Portfolio Manager / 2020
Thomas C. Ognar, CFA, Portfolio Manager / 2007[2]
Michael T. Smith, CFA, Portfolio Manager / 2024
Christopher J. Warner, CFA, Portfolio Manager / 2024

1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.
2.	Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as a portfolio manager of the Fund until July 26, 2024. After July 26, 2024, all references to Thomas C. Ognar, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.
Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Michael T. Smith, CFA Emerging Growth Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Lead Portfolio Manager of the Discovery Growth Equity team.
Christopher J. Warner, CFA Emerging Growth Fund	Mr. Warner joined Allspring Investments or one its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.
Statement of Additional Information
Effective immediately, in the section entitled “Manager and  Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Emerging Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Thomas C. Ognar, CFA[1] Michael T. Smith, CFA Christopher J. Warner, CFA
1.	Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as a portfolio manager of the Fund until July 26, 2024. After July 26, 2024, all references to Thomas C. Ognar, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Michael T. Smith, CFA	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$3.96 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$791 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	28
	Total Assets Managed	$1.89 billion
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$73 million
1.	Michael T. Smith, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of May 31, 2023, at which time Michael T. Smith, CFA was not a portfolio manager of the Fund.

Christopher J. Warner, CFA[1]	Registered Investment Companies
	Number of Accounts	9
	Total Assets Managed	$3.96 billion
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$791 million
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	28
	Total Assets Managed	$1.89 billion
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$73 million
1.	Christopher J. Warner, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of May 31, 2023, at which time Christopher J. Warner, CFA was not a portfolio manager of the Fund.

Portfolio Manager
Portfolio Manager	Fund	Beneficial Ownership
Allspring Investments[1]

Portfolio Manager
Portfolio Manager	Fund	Beneficial Ownership
Michael T. Smith, CFA[2]	Emerging Growth Fund	$0
Christopher J. Warner, CFA[3]	Emerging Growth Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Michael T. Smith, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of May 31, 2023, at which time Michael T. Smith, CFA was not a portfolio manager of the Fund.
3.	Christopher J. Warner, CFA became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of May 31, 2023, at which time Christopher J. Warner, CFA was not a portfolio manager of the Fund.

May 31, 2024	SUP3326 05-24